INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(in thousands of $)	2018	2017
Cost	114,616	114,616
Accumulated amortization	(54,247)	(41,410)
Net book value	60,369	73,206

Schedule of Future Amortization Expense
The estimated future amortization of intangible assets as of December 31, 2018 is as follows:

Year Ending December 31, (in thousands of $)
2019	9,961
2020	9,114
2021	9,114
2022	9,114
2023	9,114
2024 and thereafter	13,952
Total	60,369